Shareholder Report, Holdings (Details)	Jun. 30, 2025
Royce Small-Cap Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Consultant Class | E L Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Consultant Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Consultant Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Consultant Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Consultant Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Consultant Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Royce Small-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Small-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Royce Small-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Investment Class | E L Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Investment Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Investment Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Investment Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Investment Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Investment Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Royce Small-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Small-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Royce Small-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Institutional Class | E L Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Institutional Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Institutional Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Institutional Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Institutional Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Institutional Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Royce Small-Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Small-Cap Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Royce Small-Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Service Class | E L Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Royce Small-Cap Fund - Service Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Royce Small-Cap Fund - Service Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Service Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Small-Cap Fund - Service Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Service Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Small-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Royce Small-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Small-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Royce Small-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Smid-Cap Total Return Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Smid-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Royce Smid-Cap Total Return Fund - Investment Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Smid-Cap Total Return Fund - Investment Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Investment Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Investment Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Smid-Cap Total Return Fund - Investment Class | Sapiens International [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Royce Smid-Cap Total Return Fund - Investment Class | RenaissanceRe Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Royce Smid-Cap Total Return Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Royce Smid-Cap Total Return Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Royce Smid-Cap Total Return Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Smid-Cap Total Return Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smid-Cap Total Return Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Royce Smid-Cap Total Return Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Royce Smid-Cap Total Return Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Smid-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Smid-Cap Total Return Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Smid-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Royce Smid-Cap Total Return Fund - Service Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Smid-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Smid-Cap Total Return Fund - Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Smid-Cap Total Return Fund - Service Class | Sapiens International [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Royce Smid-Cap Total Return Fund - Service Class | RenaissanceRe Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Royce Smid-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Royce Smid-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Royce Smid-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Smid-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smid-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Royce Smid-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Royce Smid-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Smid-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Investment Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Royce International Premier Fund - Investment Class | Maruwa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce International Premier Fund - Investment Class | Rightmove [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce International Premier Fund - Investment Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Investment Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Investment Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Investment Class | Halma [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Investment Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Investment Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Investment Class | Zuken [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Royce International Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce International Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce International Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce International Premier Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce International Premier Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Royce International Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Investment Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[1],[2]
Royce International Premier Fund - Investment Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[1],[2]
Royce International Premier Fund - Investment Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1],[2]
Royce International Premier Fund - Investment Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1],[2]
Royce International Premier Fund - Investment Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1],[2]
Royce International Premier Fund - Investment Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1],[2]
Royce International Premier Fund - Investment Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1],[2]
Royce International Premier Fund - Investment Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1],[2]
Royce International Premier Fund - Investment Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1],[2]
Royce International Premier Fund - Institutional Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Royce International Premier Fund - Institutional Class | Maruwa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce International Premier Fund - Institutional Class | Rightmove [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce International Premier Fund - Institutional Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Institutional Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Institutional Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Institutional Class | Halma [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Institutional Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Institutional Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Institutional Class | Zuken [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Royce International Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce International Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce International Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce International Premier Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce International Premier Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Royce International Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[3],[4]
Royce International Premier Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[3],[4]
Royce International Premier Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3],[4]
Royce International Premier Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3],[4]
Royce International Premier Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3],[4]
Royce International Premier Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3],[4]
Royce International Premier Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
Royce International Premier Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3],[4]
Royce International Premier Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3],[4]
Royce International Premier Fund - Service Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Royce International Premier Fund - Service Class | Maruwa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce International Premier Fund - Service Class | Rightmove [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce International Premier Fund - Service Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Service Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Service Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Service Class | Halma [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce International Premier Fund - Service Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Service Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Service Class | Zuken [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce International Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Royce International Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce International Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce International Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce International Premier Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce International Premier Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Royce International Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Service Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[5],[6]
Royce International Premier Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[5],[6]
Royce International Premier Fund - Service Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[5],[6]
Royce International Premier Fund - Service Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5],[6]
Royce International Premier Fund - Service Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5],[6]
Royce International Premier Fund - Service Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5],[6]
Royce International Premier Fund - Service Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5],[6]
Royce International Premier Fund - Service Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5],[6]
Royce International Premier Fund - Service Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5],[6]
Royce Micro-Cap Fund - Consultant Class | Magnite [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Micro-Cap Fund - Consultant Class | Bel Fuse Cl B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Consultant Class | Sprott [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Consultant Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Consultant Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Consultant Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Consultant Class | Digi International [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Consultant Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Consultant Class | N P K International [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Royce Micro-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Royce Micro-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Royce Micro-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Micro-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Micro-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Micro-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Micro-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Micro-Cap Fund - Investment Class | Magnite [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Micro-Cap Fund - Investment Class | Bel Fuse Cl B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Investment Class | Sprott [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Investment Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Investment Class | Digi International [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Investment Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Investment Class | N P K International [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Royce Micro-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Royce Micro-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Royce Micro-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Micro-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Micro-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Micro-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Micro-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Micro-Cap Fund - Service Class | Magnite [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Micro-Cap Fund - Service Class | Bel Fuse Cl B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Service Class | Sprott [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Micro-Cap Fund - Service Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Service Class | Digi International [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Micro-Cap Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Service Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Service Class | N P K International [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Micro-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Royce Micro-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Royce Micro-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Royce Micro-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Micro-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Micro-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Micro-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Micro-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Micro-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Opportunity Fund - Consultant Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Primoris Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Leonardo DRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Victory Capital Holdings Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | BWX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Applied Optoelectronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Opportunity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Opportunity Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Small-Cap Opportunity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Primoris Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Leonardo DRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Victory Capital Holdings Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | BWX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Applied Optoelectronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Royce Small-Cap Opportunity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Opportunity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Opportunity Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Small-Cap Opportunity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Opportunity Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Small-Cap Opportunity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - Institutional Clas | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Primoris Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Leonardo DRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Victory Capital Holdings Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | BWX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Applied Optoelectronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Opportunity Fund - Institutional Clas | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Opportunity Fund - Institutional Clas | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Institutional Clas | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Small-Cap Opportunity Fund - Institutional Clas | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Opportunity Fund - Institutional Clas | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Institutional Clas | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Institutional Clas | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Opportunity Fund - Institutional Clas | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Small-Cap Opportunity Fund - Institutional Clas | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Primoris Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Leonardo DRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Victory Capital Holdings Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | BWX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Applied Optoelectronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Royce Small-Cap Opportunity Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Opportunity Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Opportunity Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Small-Cap Opportunity Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Opportunity Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - R Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Opportunity Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Small-Cap Opportunity Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund -Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Primoris Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Leonardo DRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Victory Capital Holdings Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | BWX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Applied Optoelectronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund -Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Royce Small-Cap Opportunity Fund -Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Opportunity Fund -Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Opportunity Fund -Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund -Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Small-Cap Opportunity Fund -Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Opportunity Fund -Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund -Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund -Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Opportunity Fund -Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Small-Cap Opportunity Fund -Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Consultant Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Premier Fund - Consultant Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Consultant Class | M K S [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Consultant Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Premier Fund - Consultant Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Consultant Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Consultant Class | R B Global [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Consultant Class | Reliance [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Premier Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Premier Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Premier Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Premier Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Premier Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Premier Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Premier Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Investment Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Premier Fund - Investment Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Investment Class | M K S [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Investment Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Premier Fund - Investment Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Investment Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Investment Class | R B Global [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Investment Class | Reliance [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Premier Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Institutional Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Premier Fund - Institutional Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Institutional Class | M K S [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Institutional Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Premier Fund - Institutional Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Institutional Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Institutional Class | R B Global [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Institutional Class | Reliance [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Premier Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Service Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Premier Fund - Service Class | T M X Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Service Class | M K S [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Royce Premier Fund - Service Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Royce Premier Fund - Service Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Royce Premier Fund - Service Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Service Class | R B Global [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Premier Fund - Service Class | Reliance [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Premier Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Special Equity Fund - Consultant Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Consultant Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Consultant Class | NVE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Oil-Dri Corporation of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Special Equity Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Royce Small-Cap Special Equity Fund - Investment Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Special Equity Fund - Investment Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Investment Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Investment Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Investment Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Investment Class | NVE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Investment Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Investment Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Investment Class | Oil-Dri Corporation of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Special Equity Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Special Equity Fund - Institutional Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Institutional Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Institutional Class | NVE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Oil-Dri Corporation of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Special Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Royce Small-Cap Special Equity Fund - Service Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Special Equity Fund - Service Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Service Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Service Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Service Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Service Class | NVE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Service Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Service Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Service Class | Oil-Dri Corporation of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Special Equity Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Royce Small-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Small-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Small-Cap Total Return Fund - Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Small-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce Small-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Royce Small-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Small-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Small-Cap Total Return Fund - Investment Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Small-Cap Total Return Fund - Investment Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Small-Cap Total Return Fund - Investment Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Small-Cap Total Return Fund - Investment Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce Small-Cap Total Return Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Royce Small-Cap Total Return Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Small-Cap Total Return Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Total Return Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Total Return Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Total Return Fund- Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund- Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund- Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Small-Cap Total Return Fund- Institutional Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Small-Cap Total Return Fund- Institutional Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund- Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Small-Cap Total Return Fund- Institutional Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund- Institutional Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund- Institutional Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Small-Cap Total Return Fund- Institutional Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce Small-Cap Total Return Fund- Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Royce Small-Cap Total Return Fund- Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Small-Cap Total Return Fund- Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Total Return Fund- Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund- Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Total Return Fund- Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Total Return Fund- Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund- Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Total Return Fund- Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund- Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Total Return Fund - R Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Small-Cap Total Return Fund - R Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Small-Cap Total Return Fund - R Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - R Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Small-Cap Total Return Fund - R Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - R Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - R Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Small-Cap Total Return Fund - R Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce Small-Cap Total Return Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Royce Small-Cap Total Return Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Small-Cap Total Return Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Total Return Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Total Return Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Total Return Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Total Return Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Small-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Royce Small-Cap Total Return Fund - Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Small-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Royce Small-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Royce Small-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Royce Small-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Smaller-Companies Growth Fund - Investment Class | Limbach Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Smaller-Companies Growth Fund - Investment Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Smaller-Companies Growth Fund - Investment Class | AeroVironment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Smaller-Companies Growth Fund - Investment Class | Mirion Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Smaller-Companies Growth Fund - Investment Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce Smaller-Companies Growth Fund - Investment Class | Jfrog [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Impinj [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Life Time Group Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Agilysys [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Smaller-Companies Growth Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Smaller-Companies Growth Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Smaller-Companies Growth Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Smaller-Companies Growth Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Limbach Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Smaller-Companies Growth Fund - Institutional Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Smaller-Companies Growth Fund - Institutional Class | AeroVironment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Mirion Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce Smaller-Companies Growth Fund - Institutional Class | Jfrog [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Impinj [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Life Time Group Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Agilysys [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Smaller-Companies Growth Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Smaller-Companies Growth Fund - Service Class | Limbach Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Royce Smaller-Companies Growth Fund - Service Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Royce Smaller-Companies Growth Fund - Service Class | AeroVironment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Royce Smaller-Companies Growth Fund - Service Class | Mirion Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Royce Smaller-Companies Growth Fund - Service Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Royce Smaller-Companies Growth Fund - Service Class | Jfrog [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Impinj [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Life Time Group Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Agilysys [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Smaller-Companies Growth Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Smaller-Companies Growth Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Smaller-Companies Growth Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Smaller-Companies Growth Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Value Fund - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Investment Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Investment Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Investment Class | Jabil [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Investment Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Investment Class | Visteon Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Investment Class | Tiptree [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Small-Cap Value Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Royce Small-Cap Value Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Royce Small-Cap Value Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Royce Small-Cap Value Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Small-Cap Value Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Value Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Value Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Value Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Value Fund - Service Clas | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Service Clas | IBEX [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Service Clas | Buckle (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Service Clas | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Service Clas | Jabil [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Small-Cap Value Fund - Service Clas | Flex [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Service Clas | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Service Clas | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Service Clas | Visteon Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Small-Cap Value Fund - Service Clas | Tiptree [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Small-Cap Value Fund - Service Clas | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Royce Small-Cap Value Fund - Service Clas | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Royce Small-Cap Value Fund - Service Clas | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Royce Small-Cap Value Fund - Service Clas | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Small-Cap Value Fund - Service Clas | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Royce Small-Cap Value Fund - Service Clas | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Value Fund - Service Clas | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Value Fund - Service Clas | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Service Clas | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Clas | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Represents countries that are 3% or more of net assets.
[2]	Securities are categorized by the country of their headquarters.
[3]	Represents countries that are 3% or more of net assets.
[4]	Securities are categorized by the country of their headquarters.
[5]	Represents countries that are 3% or more of net assets.
[6]	Securities are categorized by the country of their headquarters.